Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) MBoe MBbls Bcf Mbbl Integer	Dec. 31, 2023 USD ($) MBoe Mboe Mbbl Bcf	Dec. 31, 2022 USD ($) Mboe Bcf Mbbl MBoe	Feb. 29, 2024 MBoe	Dec. 31, 2021 USD ($)
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves	220	105	288
Extension and discoveries of proved development reserves	30	23	34
Revised proved reserves	17	72	87
As a result of economics related to changes in fields operating costs and oil and gas prices		69	55
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	73	53	46
Increase in proved reserves on account of project performance	21	35
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments	2	18
Volume Of Proved Reserve For Divestment Process Of Crudeoil				85
Approximate Volume Of Proved Reserve Remaining Blocks	37
Number Of Assignment To New Operators | Integer	3
As A Result Of Economics Related To Changes In Fields Operating Costs And Oil And Gas Prices		69	55
Increase In Proved Reserves On Account Of Project Performance	21	35
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments	2	18
Property, plant and equipment | $	$ 18,736	$ 17,712	$ 17,510
Assets | $	29,391	25,035	25,912
Mature Fields Project [Member]
Changes in our estimated proved reserves [line items]
Costs incurred of assets held for sale | $	287
Mature Fields Project [Member] | Classification of assets as held for sale [member]
Changes in our estimated proved reserves [line items]
Provision on impairment loss recognized in profit or loss property plant and equipment classified held for sale. | $	1,893
Assets | $	1,497
Accumulated depreciation and amortisation [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment | $	32,948	54,636	51,803		$ 49,043
Accumulated depreciation and amortisation [member] | Mature Fields Project [Member] | Classification of assets as held for sale [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment | $	24,834
Gross carrying amount [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment | $	52,404	$ 75,168	$ 70,064		$ 65,820
Gross carrying amount [member] | Mature Fields Project [Member] | Classification of assets as held for sale [member]
Changes in our estimated proved reserves [line items]
Property, plant and equipment | $	$ 28,478
Top of range [member]
Changes in our estimated proved reserves [line items]
Increase Decrease in total proved reserve	6.00%
Golfo San Jorge basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed and undeveloped reserves improved recovery energy	11	17	7
Neuquina basin [Member]
Changes in our estimated proved reserves [line items]
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules			15
Proved reserves revisions of previous estimates of change of development strategy			4
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves | Mbbl	81	64	120
Extension and discoveries of proved development reserves	18	11	5
Revised proved reserves	10	63	72
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules | MBbls	4
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	2.50%
Increase in proved reserves on account of project performance | MBbls	7
Increase In Proved Reserves On Account Of Project Performance | MBbls	7
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves | Mbbl	11	7	24
Extension and discoveries of proved development reserves	1		3
Revised proved reserves	1	5	1
As a result of economics related to changes in fields operating costs and oil and gas prices | Mbbl		43
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	9	36
Increase in proved reserves on account of project performance	4	16
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments | Mbbl		8
As A Result Of Economics Related To Changes In Fields Operating Costs And Oil And Gas Prices | Mbbl		43
Increase In Proved Reserves On Account Of Project Performance	4	16
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments | Mbbl		8
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved undevelopment reserves | Bcf	717	192	808
Extension and discoveries of proved development reserves | Bcf	63	66	144
Revised proved reserves | Bcf	144	80	91
As a result of economics related to changes in fields operating costs and oil and gas prices	33	26
Proved reserves revisions of previous estimates related to changes in projects strategy and drilling schedules	385	19
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	0.60%
Increase in proved reserves on account of project performance	58	19
Proved reserves revisions of previous estimate of change due to working interest, new projects addition and production forecasts adjustments		10
As A Result Of Economics Related To Changes In Fields Operating Costs And Oil And Gas Prices	33	26
Increase In Proved Reserves On Account Of Project Performance	58	19
Proved Reserves Revisions Of Previous Estimate Of Change Due To Working Interest New Projects Addition And Production Forecasts Adjustments		10
Crude Oil And Natural Gas [Member]
Changes in our estimated proved reserves [line items]
Increase Decrease in estimated reserve	10.00%
Increase Decrease in total proved reserve	3.10%